Derivative Financial Instruments - Schedule of Effects of Offsetting (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Presented without Effects of Netting
Non-current assets	$ 90,635	$ 103,008
Current assets	77,801	198,806
Total assets	168,436	301,814
Non-current liabilities	(671,300)	(678,053)
Current liabilities	(207,483)	(181,221)
Total liabilities	(878,783)	(859,274)
Total net assets (liabilities)	(710,347)	(557,460)
Effects of Netting
Non-current assets	(62,196)	(78,607)
Current assets	(44,042)	(111,147)
Total assets	(106,238)	(189,754)
Non-current liabilities	62,431	54,369
Current liabilities	43,807	135,385
Total liabilities	106,238	189,754
Total net assets (liabilities)	0	0
As Presented with Effects of Netting
Non-current assets	28,439	24,401
Current assets	33,759	87,659
Total assets	62,198	112,060
Non-current liabilities	(608,869)	(623,684)
Current liabilities	(163,676)	(45,836)
Total liabilities	(772,545)	(669,520)
Total net assets (liabilities)	$ (710,347)	$ (557,460)